UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2016

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 1.0%
Gentex Corp.	1,000,000	$15,450,000

Diversified Consumer Services - 1.2%
Service Corporation International	700,000	18,928,000

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	624,620	27,608,204

Household Durables - 1.4%
PulteGroup Inc.	1,200,000	23,388,000

Media - 1.0%
CBS Corp., Class B Shares	300,000	16,332,000

Specialty Retail - 1.5%
Murphy USA Inc.	325,000	24,102,000	*

TOTAL CONSUMER DISCRETIONARY		125,808,204

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.0%
United Natural Foods Inc.	355,000	16,614,000	*

Personal Products - 2.1%
Unilever PLC	705,585	33,844,847	(a)

TOTAL CONSUMER STAPLES		50,458,847

ENERGY - 10.3%
Energy Equipment & Services - 2.6%
Halliburton Co.	900,000	40,761,000

Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	400,000	22,268,000
CONSOL Energy Inc.	900,000	14,481,000
Devon Energy Corp.	750,000	27,187,500
Occidental Petroleum Corp.	475,000	35,891,000
Suncor Energy Inc.	890,000	24,679,700

Total Oil, Gas & Consumable Fuels		124,507,200

TOTAL ENERGY		165,268,200

FINANCIALS - 29.9%
Banks - 10.4%
Citigroup Inc.	1,240,930	52,603,022
JPMorgan Chase & Co.	500,000	31,070,000
KeyCorp	1,764,660	19,499,493
Regions Financial Corp.	3,900,000	33,189,000
U.S. Bancorp	781,860	31,532,414

Total Banks		167,893,929

Capital Markets - 3.1%
Ameriprise Financial Inc.	180,000	16,173,000
BlackRock Inc.	55,000	18,839,150
Franklin Resources Inc.	450,180	15,022,507

Total Capital Markets		50,034,657

Consumer Finance - 5.1%
Discover Financial Services	450,000	24,115,500
OneMain Holdings Inc.	800,000	18,256,000	*
Synchrony Financial	1,550,000	39,184,000	*

Total Consumer Finance		81,555,500

Insurance - 4.5%
Allied World Assurance Co. Holdings AG	800,000	28,112,000
Axis Capital Holdings Ltd.	425,000	23,375,000
MetLife Inc.	550,000	21,906,500

Total Insurance		73,393,500

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent, Class A Shares	2,000,000	$40,960,000
Pebblebrook Hotel Trust	568,735	14,929,294
Weyerhaeuser Co.	617,482	18,382,439

Total Real Estate Investment Trusts (REITs)		74,271,733

Real Estate Management & Development - 2.2%
Jones Lang LaSalle Inc.	128,830	12,554,484
Realogy Holdings Corp.	780,000	22,635,600	*

Total Real Estate Management & Development		35,190,084

TOTAL FINANCIALS		482,339,403

HEALTH CARE - 10.2%
Pharmaceuticals - 10.2%
Johnson & Johnson	475,000	57,617,500
Merck & Co. Inc.	985,680	56,785,025
Novartis AG, ADR	400,000	33,004,000
Teva Pharmaceutical Industries Ltd., ADR	327,790	16,464,892

TOTAL HEALTH CARE		163,871,417

INDUSTRIALS - 10.6%
Aerospace & Defense - 5.8%
Boeing Co.	200,000	25,974,000
Honeywell International Inc.	225,000	26,172,000
Raytheon Co.	301,980	41,054,181

Total Aerospace & Defense		93,200,181

Airlines - 0.6%
Alaska Air Group Inc.	156,840	9,142,204

Machinery - 3.0%
Allison Transmission Holdings Inc.	615,310	17,370,201
Stanley Black & Decker Inc.	275,900	30,685,598

Total Machinery		48,055,799

Trading Companies & Distributors - 1.2%
United Rentals Inc.	300,000	20,130,000	*

TOTAL INDUSTRIALS		170,528,184

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.2%
Cisco Systems Inc.	1,230,890	35,314,234

Internet Software & Services - 2.2%
eBay Inc.	650,000	15,216,500	*
Yahoo! Inc.	552,820	20,763,919	*

Total Internet Software & Services		35,980,419

Semiconductors & Semiconductor Equipment - 6.8%
Applied Materials Inc.	802,710	19,240,959
KLA-Tencor Corp.	284,180	20,816,185
NXP Semiconductors NV	200,000	15,668,000	*
Teradyne Inc.	1,140,510	22,456,642
Texas Instruments Inc.	400,000	25,060,000
Veeco Instruments Inc.	393,470	6,515,863	*

Total Semiconductors & Semiconductor Equipment		109,757,649

Software - 6.5%
Microsoft Corp.	1,000,000	51,170,000
Oracle Corp.	930,000	38,064,900
Symantec Corp.	727,240	14,937,509

Total Software		104,172,409

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co., Ltd., GDR		33,300	$20,783,648	(a)(b)

TOTAL INFORMATION TECHNOLOGY			306,008,359

MATERIALS - 3.9%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.		313,590	20,320,632
Mosaic Co.		600,000	15,708,000

Total Chemicals			36,028,632

Metals & Mining - 1.7%
Nucor Corp.		550,820	27,216,016

TOTAL MATERIALS			63,244,648

UTILITIES - 4.6%
Electric Utilities - 1.5%
Exelon Corp.		650,000	23,634,000

Independent Power and Renewable Electricity Producers - 3.1%
AES Corp.		2,100,000	26,208,000
Calpine Corp.		1,600,000	23,600,000	*

Total Independent Power and Renewable Electricity Producers			49,808,000

TOTAL UTILITIES			73,442,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,235,711,910)			1,600,969,262

	RATE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $16,189,328)	0.479%	16,189,328	16,189,328

TOTAL INVESTMENTS - 100.4% (Cost - $1,251,901,238#)			1,617,158,590
Liabilities in Excess of Other Assets - (0.4)%			(5,935,318)

TOTAL NET ASSETS - 100.0%			$1,611,223,272

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$16,614,000	$33,844,847	—	$50,458,847
Information Technology	285,224,711	20,783,648	—	306,008,359
Other Common Stocks	1,244,502,056	—	—	1,244,502,056

Total Long-Term Investments	$1,546,340,767	$54,628,495	—	$1,600,969,262

Short-Term Investments†	16,189,328	—	—	16,189,328

Total Investments	$1,562,530,095	$54,628,495	—	$1,617,158,590

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $54,628,495 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$444,815,976
Gross unrealized depreciation	(79,588,624)

Net unrealized appreciation	$365,257,352

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2016